STOCKHOLDERS’ DEFICIT - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Class of Stock [Line Items]
Shareholders' Deficit	STOCKHOLDER’S EQUITY
Common Stock Issuances
The Company was incorporated on October 17, 2025 (inception) and issued 10,000 shares of common stock with par value of $0.0001 per share to Securitize, Inc. for a total cash consideration of $1. As of March 31, 2026, the Company has no operations other than its formation and capitalization.
STOCKHOLDER’S EQUITY
Common Stock Issuances
The Company was incorporated on October 17, 2025 (inception) and issued 10,000 shares of common stock with par value of $0.0001 per share to Securitize, Inc. for a total cash consideration of $1. As of December 31, 2025, the Company has no operations other than its formation and capitalization.

Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Shareholders' Deficit	STOCKHOLDERS’ DEFICIT
Secondary transactions and exchange of Common stock for Series B-4 redeemable convertible preferred stock
During the three months ended March 31, 2025, certain former employees, co-founders, and related parties sold 588,122 shares of common stock, 95,203 shares of Series A redeemable convertible preferred stock, 4,649 shares of Series B-1 redeemable convertible preferred stock, and 64,399 shares of Series B-2 redeemable convertible preferred stock to new and existing investors at purchase prices in excess of the estimated fair value of the respective classes of stock at the time of the transaction (“2025 secondary transactions”). The Company waived its right of first refusal applicable to such shares. As a result of the common stock transactions, the Company recorded a total of $7,236,667 in stock-based compensation expense for the excess of the purchase price paid by these investors over the fair value of shares sold. This amount is included in ‘Selling, general, and administrative’ expense on the unaudited condensed consolidated statements of operations and comprehensive loss for three months ended March 31, 2025. As a result of the preferred stock transactions, the Company recorded a deemed dividend in the amount of $1,493,539 for the excess of the purchase price paid by these investors over the carrying value of the shares sold. In connection with certain of the 2025 secondary transactions, on March 4, 2025, a preferred stockholder exchanged 421,723 shares of common stock with the Company for 421,723 shares of Series B-4 redeemable convertible preferred stock. The fair value of the newly issued Series B-4 redeemable convertible preferred stock at the time of the exchange was 6,325,845. Upon completion of the Series B-4 redeemable convertible preferred stock exchange, the associated shares of common stock received in the exchange were retired.
The Company did not have any secondary transactions during the three months ended March 31, 2026 STOCKHOLDERS’ DEFICIT
Preferred Stock Issuances
The Company’s Board authorized the creation of Series A, B-1, B-2, B-3, and B-4 preferred stock across various dates from 2018 to 2022. The issuances include 2,999,412 shares of Series A preferred stock, 2,881,387 shares of Series B-1 preferred stock, 2,630,197 shares of Series B-2 preferred stock, 1,219,998 shares of Series B-3 preferred stock, and 2,928,625 shares of Series B-4 preferred stock, all with a par value of $0.0001 per share.
The Preferred Stock is conditionally redeemable at the option of the holder upon the occurrence of certain events outside the Company’s control, including a change in control or liquidation. In accordance with ASC 480-10-S99, the Series A, B-1, B-2, B-3, and B-4 Preferred Stock is classified as mezzanine equity, outside of permanent stockholders’ deficit on the consolidated balance sheets.
In connection with the Series B-1 preferred stock issuance, the Company issued an option to the lead investor in the Series B-1 funding round to purchase up to $20,000,000 of shares of Option Preferred Stock at an exercise price of $15.56 per share upon the occurrence of a subsequent capital raise that raises over $30,000,000 in cash, an IPO, or a deemed liquidation event. The option was determined to be a freestanding liability classified instrument under ASC 480, and is accounted for at fair value with subsequent changes in the fair value being reported as a ‘Change in fair value of option liability’ in the consolidated statements of operations and comprehensive loss.
Common Stock Issuances
Pursuant to the Amended and Restated, the Certificate of Incorporation, most recently amended during the year ended December 31, 2025, the Company was authorized to issue 33,159,331 shares of Common Stock.
Stockholder Note
In March 2022, the Company provided funds in the form of a secured recourse promissory note totaling $3,000,000 to an officer of the Company, bearing interest at the daily Secured Overnight Financing Rate (“SOFR”) plus 100 basis points (4.64% and 6.38% as of December 31, 2025 and 2024, respectively) and originally scheduled to mature on March 17, 2025, with the maturity date extended in 2024 to March 17, 2027; the note was collateralized by 166,667 shares of the Company’s common stock, and the Company recognized related party interest income of $145,111 and $178,243 for the year ended December 31, 2025 and 2024, respectively, included as
‘Interest income’ on the consolidated statements of operations and comprehensive loss. As of December 31, 2024, the outstanding principal and accrued interest balance of the note was $3,423,744. On December 19, 2025, the officer repaid the full outstanding principal and accrued interest totaling $3,568,855, after which the pledged shares were released and no balance remained outstanding as of December 31, 2025. The balance of this note and related interest receivable was recorded as ‘Stockholder notes’ on the Company’s consolidated balance sheet as of December 31, 2024.
Secondary transactions and exchange of Common stock for Series B-4 redeemable convertible preferred stock
During the year ended December 31, 2025, certain former employees, co-founders, and related parties sold 846,418 shares of common stock, 95,203 shares of Series A redeemable convertible preferred stock, 4,649 shares of Series B-1 redeemable convertible preferred stock, and 64,399 shares of Series B-2 redeemable convertible preferred stock to new and existing investors at purchase prices in excess of the estimated fair value of the respective classes of stock at the time of the transaction (“2025 secondary transactions”). The Company waived its right of first refusal applicable to such shares. As a result of the common stock transactions, the Company recorded a total of $10,584,431 in stock-based compensation expense for the excess of the purchase price paid by these investors over the fair value of shares sold. This amount is included in ‘Selling, general, and administrative’ expense on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025. As a result of the preferred stock transactions, the Company recorded a deemed dividend in the amount of $1,493,539 for the excess of the purchase price paid by these investors over the carrying value of the shares sold. In connection with certain of the 2025 secondary transactions, on March 4, 2025, a preferred stockholder exchanged 421,723 shares of common stock with the Company for 421,723 shares of Series B-4 redeemable convertible preferred stock.
The fair value of the newly issued Series B-4 redeemable convertible preferred stock at the time of the exchange was $6,325,845. Upon completion of the Series B-4 redeemable convertible preferred stock exchange, the associated shares of common stock received in the exchange were retired.